Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Financial instruments	R$ (15,370)
Risk cash equivalents	95.92% of the CDI
Financial instruments cash equivalents	R$ 5,085
Financial instruments net exposure loss	R$ (10,285)
Borrowings [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Risk (CDI Increase)	CDI + 1.66% per year
Financial instruments	R$ (1,952)
Borrowings (fixed rate) [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Risk (CDI Increase)	CDI + 0.20% per year
Financial instruments	R$ (40)
Debentures and promissory notes [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Risk (CDI Increase)	CDI + 1.45% per year
Financial instruments	R$ (13,378)
Scenario (I) [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(1,654)
Market projections cash equivalents	510
Market projections net exposure loss	(1,144)
Scenario (I) [Member] | Borrowings [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(208)
Scenario (I) [Member] | Borrowings (fixed rate) [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(5)
Scenario (I) [Member] | Debentures and promissory notes [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(1,441)
Scenario (II) [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(1,737)
Market projections cash equivalents	536
Market projections net exposure loss	(1,201)
Scenario (II) [Member] | Borrowings [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(219)
Scenario (II) [Member] | Borrowings (fixed rate) [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(5)
Scenario (II) [Member] | Debentures and promissory notes [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(1,513)
Scenario (III) [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(1,819)
Market projections cash equivalents	561
Market projections net exposure loss	(1,258)
Scenario (III) [Member] | Borrowings [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(229)
Scenario (III) [Member] | Borrowings (fixed rate) [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	(5)
Scenario (III) [Member] | Debentures and promissory notes [Member]
Financial Instruments (Details) - Schedule of Net Exposure of Derivative Financial Instruments [Line Items]
Market projections	R$ (1,585)